Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

(collectively, the “Portfolios”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”)

each dated April 30, 2019

The Board of Trustees of the Goldman Sachs Trust (the “Trust”) has approved a proposal to liquidate the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolios, on or about June 28, 2019 (the “Liquidation Date”) subject to change without notice at the discretion of the Trust’s officers.

Accordingly, effective upon the Liquidation Date, all references to the Goldman Sachs Tactical Exposure Fund are hereby removed from the Prospectuses, Summary Prospectuses and SAI.

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Balanced Strategy Portfolio

(collectively, the “Portfolios”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”)

each dated April 30, 2019

The Board of Trustees of the Goldman Sachs Trust (the “Trust”) has approved a proposal to liquidate the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolios, on or about June 28, 2019 (the “Liquidation Date”) subject to change without notice at the discretion of the Trust’s officers.

Accordingly, effective upon the Liquidation Date, all references to the Goldman Sachs Tactical Exposure Fund are hereby removed from the Prospectuses, Summary Prospectuses and SAI.

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Growth and Income Strategy Portfolio

(collectively, the “Portfolios”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”)

each dated April 30, 2019

The Board of Trustees of the Goldman Sachs Trust (the “Trust”) has approved a proposal to liquidate the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolios, on or about June 28, 2019 (the “Liquidation Date”) subject to change without notice at the discretion of the Trust’s officers.

Accordingly, effective upon the Liquidation Date, all references to the Goldman Sachs Tactical Exposure Fund are hereby removed from the Prospectuses, Summary Prospectuses and SAI.

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Growth Strategy Portfolio

(collectively, the “Portfolios”)

Supplement dated June 24, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”)

each dated April 30, 2019

The Board of Trustees of the Goldman Sachs Trust (the “Trust”) has approved a proposal to liquidate the Goldman Sachs Tactical Exposure Fund, an underlying fund of the Portfolios, on or about June 28, 2019 (the “Liquidation Date”) subject to change without notice at the discretion of the Trust’s officers.

Accordingly, effective upon the Liquidation Date, all references to the Goldman Sachs Tactical Exposure Fund are hereby removed from the Prospectuses, Summary Prospectuses and SAI.